Form N-CSR Cover	6 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JPMorgan Institutional Trust
Entity Central Index Key	0001303608
Document Period End Date	Aug. 31, 2024